Vanguard® Health Care Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Biotechnology (18.9%)
	AbbVie Inc.	5,977,991	963,891
	Amgen Inc.	1,809,415	553,410
*	Vertex Pharmaceuticals Inc.	872,092	397,098
*	Regeneron Pharmaceuticals Inc.	364,430	357,200
	Gilead Sciences Inc.	4,209,936	270,573
*	Moderna Inc.	1,098,891	156,647
*	Biogen Inc.	490,826	110,406
*	Alnylam Pharmaceuticals Inc.	427,053	63,387
*	BioMarin Pharmaceutical Inc.	640,795	48,104
*	Neurocrine Biosciences Inc.	336,063	45,506
*	United Therapeutics Corp.	150,960	41,534
*	Natera Inc.	387,803	41,313
*	Incyte Corp.	644,396	37,240
*	Sarepta Therapeutics Inc.	220,297	28,608
*	Exact Sciences Corp.	613,292	27,874
*	Insmed Inc.	476,587	26,236
*,1	Vaxcyte Inc.	311,493	21,889
*	Blueprint Medicines Corp.	196,595	20,753
*	Viking Therapeutics Inc.	332,478	20,700
*	Exelixis Inc.	896,005	19,434
*	Halozyme Therapeutics Inc.	429,277	19,013
*	Ionis Pharmaceuticals Inc.	443,557	16,664
*	Cytokinetics Inc.	335,814	16,290
*	REVOLUTION Medicines Inc.	389,763	14,940
*,1	CRISPR Therapeutics AG	272,735	14,657
*	Roivant Sciences Ltd.	1,228,236	12,725
*	Alkermes plc	543,546	12,719
*	Bridgebio Pharma Inc.	371,605	10,409
*	Apellis Pharmaceuticals Inc.	264,963	10,400
*	Ultragenyx Pharmaceutical Inc.	250,996	10,075
*,1	Madrigal Pharmaceuticals Inc.	42,447	10,024
*	Cerevel Therapeutics Holdings Inc.	244,692	9,969
*	Krystal Biotech Inc.	62,227	9,959
*	Crinetics Pharmaceuticals Inc.	223,156	9,910
*	Arrowhead Pharmaceuticals Inc.	418,033	9,594
*	Biohaven Ltd.	247,648	8,692
*	PTC Therapeutics Inc.	232,376	8,449
*	Xenon Pharmaceuticals Inc.	216,026	8,224
*	Twist Bioscience Corp.	194,833	8,163
*	TG Therapeutics Inc.	494,261	8,056
*	Ideaya Biosciences Inc.	213,518	7,804
*	SpringWorks Therapeutics Inc.	186,472	7,731
*	Denali Therapeutics Inc.	398,695	7,400
*	Vericel Corp.	154,837	7,386
*	Amicus Therapeutics Inc.	746,239	7,313
*	ADMA Biologics Inc.	741,641	7,083
*	Myriad Genetics Inc.	302,829	6,892
*	Intellia Therapeutics Inc.	308,891	6,604
*	Celldex Therapeutics Inc.	195,142	6,498
*	Nuvalent Inc. Class A	98,889	6,489
*	Avidity Biosciences Inc.	239,930	6,445
*,1	Novavax Inc.	424,526	6,381
*	Agios Pharmaceuticals Inc.	170,413	6,193
*	Iovance Biotherapeutics Inc.	658,848	5,851
*	Merus NV	109,337	5,821
*	Catalyst Pharmaceuticals Inc.	358,873	5,803
*	Dyne Therapeutics Inc.	181,400	5,783
*	Beam Therapeutics Inc.	235,315	5,605
*	Arcellx Inc.	107,744	5,603
*	ACADIA Pharmaceuticals Inc.	362,073	5,467

Vanguard® Health Care Index Fund
		Shares	Market Value ($000)
*	Rhythm Pharmaceuticals Inc.	151,967	5,422
*	Ardelyx Inc.	787,293	5,401
*	Veracyte Inc.	250,532	5,199
*	Dynavax Technologies Corp.	420,518	5,042
*	Syndax Pharmaceuticals Inc.	260,167	5,013
*	Kymera Therapeutics Inc.	154,459	4,960
*	Geron Corp. (XNGS)	1,396,882	4,959
*,1	Recursion Pharmaceuticals Inc. Class A	574,236	4,755
*	Rocket Pharmaceuticals Inc.	214,126	4,565
*	Keros Therapeutics Inc.	97,240	4,558
*	Vera Therapeutics Inc.	119,251	4,530
*	Xencor Inc.	186,674	4,435
*	Immunovant Inc.	171,072	4,344
*	MannKind Corp.	911,126	4,255
*	Protagonist Therapeutics Inc.	147,223	4,144
*,2	Summit Therapeutics Inc. (XNMS)	471,973	4,099
*	BioCryst Pharmaceuticals Inc.	626,028	4,044
*	Janux Therapeutics Inc.	69,627	3,725
*	Kura Oncology Inc.	166,761	3,437
*	Sana Biotechnology Inc.	445,754	3,343
*	Vir Biotechnology Inc.	321,518	3,302
*	Apogee Therapeutics Inc.	72,139	3,292
*	Akero Therapeutics Inc.	174,832	3,290
*	Arcturus Therapeutics Holdings Inc.	82,293	3,194
*	Deciphera Pharmaceuticals Inc.	122,629	3,132
*	Morphic Holding Inc.	101,287	3,076
*	Ironwood Pharmaceuticals Inc.	475,707	2,997
*	Cullinan Therapeutics Inc.	126,080	2,963
*	Arcutis Biotherapeutics Inc.	348,810	2,916
*,1	ImmunityBio Inc.	451,513	2,899
*	MiMedx Group Inc.	398,406	2,849
*	Nurix Therapeutics Inc.	169,971	2,677
*	Mirum Pharmaceuticals Inc.	110,850	2,664
*	Praxis Precision Medicines Inc.	54,685	2,595
*	Kiniksa Pharmaceuticals Ltd. Class A	134,575	2,558
*	Arcus Biosciences Inc.	169,441	2,553
*	Aurinia Pharmaceuticals Inc.	461,585	2,502
*	Prothena Corp. plc	117,776	2,451
*	4D Molecular Therapeutics Inc.	94,823	2,273
*	Spyre Therapeutics Inc.	61,728	2,157
*	MoonLake Immunotherapeutics	52,950	2,153
*	Day One Biopharmaceuticals Inc.	161,588	2,144
*	Zentalis Pharmaceuticals Inc.	179,455	2,132
*	Humacyte Inc.	280,972	2,102
*	Soleno Therapeutics Inc.	49,205	2,071
*	CareDx Inc.	157,098	2,044
*	REGENXBIO Inc.	140,230	2,012
*	Immunome Inc.	130,725	1,953
*	89bio Inc.	240,787	1,902
*	Viridian Therapeutics Inc.	158,845	1,898
*	Relay Therapeutics Inc.	289,637	1,857
*	Altimmune Inc.	238,981	1,795
*	Avid Bioservices Inc.	213,551	1,728
*	Travere Therapeutics Inc.	231,143	1,715
*	Sage Therapeutics Inc.	152,090	1,690
*	Cogent Biosciences Inc.	210,963	1,690
*	Erasca Inc.	661,502	1,667
*	Stoke Therapeutics Inc.	113,619	1,661
*	Disc Medicine Inc.	45,758	1,553
*,1	Ocugen Inc.	875,274	1,514
*	Heron Therapeutics Inc.	380,247	1,407
*	Editas Medicine Inc.	263,658	1,371
*	Scholar Rock Holding Corp.	144,348	1,355
*	iTeos Therapeutics Inc.	78,679	1,317
*	Zymeworks Inc.	154,472	1,310
*	Y-mAbs Therapeutics Inc.	103,213	1,249
*	Allogene Therapeutics Inc.	495,733	1,239
*	Lyell Immunopharma Inc.	423,220	1,172
*	Cabaletta Bio Inc.	113,909	1,161
*	Fate Therapeutics Inc.	307,432	1,131

Vanguard® Health Care Index Fund
		Shares	Market Value ($000)
*,1	Anavex Life Sciences Corp.	277,032	1,125
*	Alector Inc.	224,299	1,104
*	Olema Pharmaceuticals Inc.	113,094	1,095
*	Savara Inc.	256,111	1,047
*	Emergent BioSolutions Inc.	181,258	1,033
*	Verve Therapeutics Inc.	197,719	1,026
*	ORIC Pharmaceuticals Inc.	113,541	1,021
*	ARS Pharmaceuticals Inc.	113,754	1,010
*	Tango Therapeutics Inc.	144,934	1,003
*	Astria Therapeutics Inc.	101,847	964
*	Agenus Inc.	60,087	943
*	Vanda Pharmaceuticals Inc.	184,281	942
*,1	Prime Medicine Inc.	142,818	925
*	ALX Oncology Holdings Inc.	84,545	899
*,1	Biomea Fusion Inc.	84,764	892
*	Cargo Therapeutics Inc.	46,475	883
*	AnaptysBio Inc.	36,265	868
*	Enanta Pharmaceuticals Inc.	67,322	840
*	Korro Bio Inc.	16,218	832
*	HilleVax Inc.	65,594	796
*	Inovio Pharmaceuticals Inc.	76,583	776
*	Replimune Group Inc.	145,118	765
*	uniQure NV	145,565	721
*	Entrada Therapeutics Inc.	45,342	701
*	2seventy bio Inc.	157,172	665
*	MeiraGTx Holdings plc	132,024	647
*	MacroGenics Inc.	157,782	645
*	Dianthus Therapeutics Inc.	29,655	641
*	Coherus Biosciences Inc.	337,228	614
*	Aldeyra Therapeutics Inc.	145,127	560
*	Organogenesis Holdings Inc.	200,354	551
*	Monte Rosa Therapeutics Inc.	119,280	491
*	Aerovate Therapeutics Inc.	28,110	491
*,1	Seres Therapeutics Inc.	408,266	408
*	FibroGen Inc.	325,179	390
*	Gossamer Bio Inc.	650,719	384
*,1	Sangamo Therapeutics Inc.	665,795	376
*,2	PDL BioPharma Inc.	311,327	370
*	Rapt Therapeutics Inc.	88,350	354
*,1	IGM Biosciences Inc.	39,150	326
*	Acelyrin Inc.	65,795	271
*	PMV Pharmaceuticals Inc.	139,213	253
*	Century Therapeutics Inc.	70,459	209
*,1	Repare Therapeutics Inc.	55,625	194
*	Mural Oncology plc	50,571	170
*	Eagle Pharmaceuticals Inc.	40,204	140
*,2	Prevail Therapeutics CVR	78	—
			3,838,811
Health Care Equipment & Supplies (19.8%)
	Abbott Laboratories	5,857,912	598,620
*	Intuitive Surgical Inc.	1,196,727	481,228
	Stryker Corp.	1,155,405	394,097
*	Boston Scientific Corp.	4,962,378	375,007
	Medtronic plc	4,482,370	364,730
	Becton Dickinson & Co.	975,285	226,237
*	Edwards Lifesciences Corp.	2,030,261	176,409
*	DexCom Inc.	1,301,674	154,600
*	IDEXX Laboratories Inc.	280,547	139,418
	GE Healthcare Inc.	1,460,684	113,933
	ResMed Inc.	496,668	102,478
	Zimmer Biomet Holdings Inc.	692,194	79,706
	STERIS plc	333,620	74,357
	Cooper Cos. Inc.	671,126	63,294
*	Align Technology Inc.	241,547	62,128
	Baxter International Inc.	1,715,120	58,468
*	Hologic Inc.	792,020	58,435
*	Insulet Corp.	236,495	41,905
	Teleflex Inc.	158,923	33,226
*	Solventum Corp.	495,655	29,412

Vanguard® Health Care Index Fund
		Shares	Market Value ($000)
*	Penumbra Inc.	124,222	23,536
	Dentsply Sirona Inc.	700,480	19,620
*	Glaukos Corp.	169,619	19,119
*	Lantheus Holdings Inc.	231,585	18,951
*	Masimo Corp.	151,935	18,916
*	Globus Medical Inc. Class A	281,498	18,891
*	Inspire Medical Systems Inc.	102,410	16,262
*	Merit Medical Systems Inc.	195,774	15,887
*	TransMedics Group Inc.	110,569	15,082
*	Haemonetics Corp.	171,289	14,402
*	Integer Holdings Corp.	113,216	13,726
*	Axonics Inc.	171,832	11,528
*	Envista Holdings Corp.	579,121	11,212
*	Tandem Diabetes Care Inc.	217,547	11,145
*	LivaNova plc	182,474	11,144
*	PROCEPT BioRobotics Corp.	155,182	10,304
*	Enovis Corp.	184,832	9,292
*	iRhythm Technologies Inc.	104,897	9,253
*	Neogen Corp.	695,969	9,152
*	Inari Medical Inc.	175,904	8,795
*	QuidelOrtho Corp.	180,424	7,973
	CONMED Corp.	104,211	7,966
*	ICU Medical Inc.	73,249	7,789
*	Novocure Ltd.	343,208	7,554
*	Integra LifeSciences Holdings Corp.	223,939	6,920
*	UFP Technologies Inc.	24,581	6,400
*	RxSight Inc.	93,461	5,465
*	STAAR Surgical Co.	131,504	5,461
	LeMaitre Vascular Inc.	67,595	5,332
*	Omnicell Inc.	154,907	5,048
*	AtriCure Inc.	163,059	3,675
*	Establishment Labs Holdings Inc.	64,599	3,374
*	Alphatec Holdings Inc.	329,040	3,195
*	Avanos Medical Inc.	156,379	3,114
*	Artivion Inc.	126,855	2,994
*	Silk Road Medical Inc.	124,854	2,714
	Embecta Corp.	193,937	2,399
	Atrion Corp.	4,787	2,203
*	Varex Imaging Corp.	135,536	2,094
*	Surmodics Inc.	47,630	2,003
*	SI-BONE Inc.	131,496	1,848
*	OrthoPediatrics Corp.	56,864	1,796
*	Orthofix Medical Inc.	126,196	1,733
*	Zimvie Inc.	92,540	1,541
*	OraSure Technologies Inc.	248,913	1,177
*	Cerus Corp.	608,871	1,090
*	Paragon 28 Inc.	139,809	1,075
*	Nevro Corp.	104,665	979
*	Treace Medical Concepts Inc.	156,385	920
*	AngioDynamics Inc.	134,789	851
*	Pulmonx Corp.	115,690	839
*	Inogen Inc.	78,735	653
*	Outset Medical Inc.	159,121	594
*,1	Senseonics Holdings Inc.	1,343,871	578
*,1	Butterfly Network Inc.	515,828	513
*,1	Cutera Inc.	47,088	101
			4,023,866
Health Care Providers & Services (20.4%)
	UnitedHealth Group Inc.	3,112,907	1,542,041
	Elevance Health Inc.	785,444	422,946
	Cigna Group	957,849	330,094
	CVS Health Corp.	4,248,602	253,217
	McKesson Corp.	443,543	252,638
	HCA Healthcare Inc.	669,726	227,539
	Humana Inc.	406,991	145,752
	Cencora Inc.	605,813	137,259
*	Centene Corp.	1,805,636	129,265
	Cardinal Health Inc.	820,981	81,499
*	Molina Healthcare Inc.	197,780	62,218

Vanguard® Health Care Index Fund
		Shares	Market Value ($000)
	Labcorp Holdings Inc.	283,860	55,327
	Quest Diagnostics Inc.	373,663	53,049
*	Tenet Healthcare Corp.	301,473	40,765
	Universal Health Services Inc. Class B	202,499	38,434
*	Henry Schein Inc.	433,773	30,078
	Encompass Health Corp.	338,011	29,201
	Chemed Corp.	48,529	26,903
*	DaVita Inc.	181,146	26,650
*	HealthEquity Inc.	291,029	23,771
	Ensign Group Inc.	191,277	23,190
*	Acadia Healthcare Co. Inc.	312,175	21,506
*	Option Care Health Inc.	586,026	17,475
	Select Medical Holdings Corp.	369,009	12,749
*	RadNet Inc.	211,894	12,425
*	Guardant Health Inc.	410,174	11,116
*	Amedisys Inc.	110,305	10,054
*	Hims & Hers Health Inc.	486,077	9,440
*	Progyny Inc.	292,685	7,888
	Premier Inc. Class A	403,090	7,626
*	CorVel Corp.	31,636	7,588
*	R1 RCM Inc.	566,299	7,283
*	AMN Healthcare Services Inc.	127,759	7,147
	Patterson Cos. Inc.	271,203	6,669
*	agilon health Inc.	1,038,116	6,540
*	Surgery Partners Inc.	236,103	6,516
*	Addus HomeCare Corp.	54,582	6,267
*	Astrana Health Inc.	149,333	6,187
*	NeoGenomics Inc.	431,549	5,917
*	Privia Health Group Inc.	320,529	5,568
	US Physical Therapy Inc.	50,858	5,216
	National HealthCare Corp.	46,806	4,950
*	Owens & Minor Inc.	245,220	4,274
*	Brookdale Senior Living Inc.	604,597	4,057
*	Alignment Healthcare Inc.	321,048	2,530
*	Pennant Group Inc.	101,000	2,378
*	AdaptHealth Corp.	246,462	2,336
*	Castle Biosciences Inc.	88,005	2,047
*	Pediatrix Medical Group Inc.	269,125	1,967
*	PetIQ Inc.	94,078	1,953
*	Community Health Systems Inc.	440,816	1,746
*	Cross Country Healthcare Inc.	112,296	1,698
*	Accolade Inc.	236,719	1,676
*,1	OPKO Health Inc.	1,174,791	1,609
*	Fulgent Genetics Inc.	70,481	1,455
*,1	Clover Health Investments Corp.	1,319,700	1,452
*	Enhabit Inc.	143,860	1,322
*	ModivCare Inc.	38,376	1,048
*	DocGo Inc.	298,214	874
*	23andMe Holding Co. Class A	930,313	507
*	Aveanna Healthcare Holdings Inc.	62,484	163
*	CareMax Inc.	6,737	20
			4,153,075
Health Care Technology (0.7%)
*	Veeva Systems Inc. Class A	517,341	90,147
*	Doximity Inc. Class A	370,646	10,278
*	Evolent Health Inc. Class A	351,085	7,439
*	Certara Inc.	378,646	6,418
*	Teladoc Health Inc.	570,469	6,412
*	Schrodinger Inc.	213,546	4,595
*	Phreesia Inc.	179,429	3,395
	Simulations Plus Inc.	53,681	2,590
	HealthStream Inc.	81,333	2,220
*	GoodRx Holdings Inc. Class A	266,365	2,096
*	Health Catalyst Inc.	199,331	1,322
*	Definitive Healthcare Corp.	177,770	946
*	Sharecare Inc.	966,852	787
*	Multiplan Corp.	775,149	416
*	American Well Corp. Class A	808,834	345
			139,406

Vanguard® Health Care Index Fund
		Shares	Market Value ($000)
Life Sciences Tools & Services (11.0%)
	Thermo Fisher Scientific Inc.	1,288,672	731,940
	Danaher Corp.	2,375,117	609,930
*	IQVIA Holdings Inc.	614,535	134,638
	Agilent Technologies Inc.	989,411	129,029
*	Mettler-Toledo International Inc.	72,221	101,405
	West Pharmaceutical Services Inc.	247,174	81,916
*	Waters Corp.	199,949	61,764
*	Illumina Inc.	536,702	55,967
*	Avantor Inc.	2,131,210	51,320
	Revvity Inc.	417,129	45,575
	Bio-Techne Corp.	530,906	40,981
*	Charles River Laboratories International Inc.	173,460	36,156
*	Medpace Holdings Inc.	88,949	34,365
*	Repligen Corp.	179,024	26,691
	Bruker Corp.	319,072	20,902
*	Bio-Rad Laboratories Inc. Class A	67,265	19,296
*	Azenta Inc.	169,074	8,540
*	Fortrea Holdings Inc.	286,434	7,273
*	10X Genomics Inc. Class A	320,487	7,185
*	Sotera Health Co.	476,632	5,329
*	Maravai LifeSciences Holdings Inc. Class A	379,939	3,294
*	BioLife Solutions Inc.	122,529	2,632
*	Cytek Biosciences Inc.	377,034	2,123
*	Standard Bio Tools Inc.	837,773	2,078
*	Quanterix Corp.	122,707	1,960
	Mesa Laboratories Inc.	18,216	1,743
*	CryoPort Inc.	165,403	1,700
*	Pacific Biosciences of California Inc.	817,470	1,463
*	MaxCyte Inc.	315,798	1,415
*	OmniAb Inc.	292,682	1,270
*	Adaptive Biotechnologies Corp.	345,351	1,191
*	Seer Inc.	151,957	274
*,1	Bionano Genomics Inc.	210,209	203
*	Akoya Biosciences Inc.	83,294	179
*,2	OmniAb Inc. 12.5 Earnout	22,076	—
*,2	OmniAb Inc. 15 Earnout	22,076	—
			2,231,727
Pharmaceuticals (29.1%)
	Eli Lilly & Co.	2,728,514	2,238,309
	Johnson & Johnson	8,035,447	1,178,559
	Merck & Co. Inc.	8,550,379	1,073,415
	Pfizer Inc.	19,064,616	546,392
	Bristol-Myers Squibb Co.	6,842,630	281,164
	Zoetis Inc.	1,545,924	262,127
	Viatris Inc.	4,009,889	42,505
	Royalty Pharma plc Class A	1,281,647	35,130
*	Catalent Inc.	611,172	32,875
*	Elanco Animal Health Inc. (XNYS)	1,669,273	29,513
*	Jazz Pharmaceuticals plc	199,986	21,048
*	Intra-Cellular Therapies Inc.	294,052	19,772
	Organon & Co.	864,934	18,449
	Perrigo Co. plc	458,317	12,617
*	Prestige Consumer Healthcare Inc.	167,606	10,779
*	Corcept Therapeutics Inc.	313,807	9,468
*	Axsome Therapeutics Inc.	104,437	7,669
*	Amphastar Pharmaceuticals Inc.	131,665	5,573
*	Arvinas Inc.	161,118	5,339
*	Supernus Pharmaceuticals Inc.	186,005	5,044
*	Ligand Pharmaceuticals Inc.	56,866	4,836
*	Pacira BioSciences Inc.	156,995	4,762
*,1	Tilray Brands Inc.	2,608,325	4,695
*	ANI Pharmaceuticals Inc.	56,502	3,667
*	Collegium Pharmaceutical Inc.	110,610	3,666
*	Harmony Biosciences Holdings Inc.	105,145	3,091
*,1	Cassava Sciences Inc.	139,260	3,068
*	Innoviva Inc.	190,985	3,016
*	Amneal Pharmaceuticals Inc.	416,169	2,780
*	Tarsus Pharmaceuticals Inc.	81,069	2,672

Vanguard® Health Care Index Fund
		Shares	Market Value ($000)
*	Evolus Inc.	175,700	2,272
*	Edgewise Therapeutics Inc.	125,892	2,157
*	Liquidia Corp.	166,479	2,143
*	Ocular Therapeutix Inc.	338,892	1,932
*	Pliant Therapeutics Inc.	151,602	1,839
*	Harrow Inc.	101,431	1,821
*	Longboard Pharmaceuticals Inc.	96,179	1,815
*	EyePoint Pharmaceuticals Inc.	159,524	1,708
*	Mind Medicine MindMed Inc.	190,066	1,673
*	WaVe Life Sciences Ltd.	267,692	1,654
*,1	Enliven Therapeutics Inc.	63,468	1,432
*	Nuvation Bio Inc.	455,286	1,411
	Phibro Animal Health Corp. Class A	68,435	1,206
	SIGA Technologies Inc.	144,022	1,077
*	Theravance Biopharma Inc.	120,480	1,039
*,1	Phathom Pharmaceuticals Inc.	101,409	955
*	Revance Therapeutics Inc.	334,518	950
*	Ventyx Biosciences Inc.	178,250	852
*	Atea Pharmaceuticals Inc.	212,929	781
*	Nektar Therapeutics	573,456	728
*	Terns Pharmaceuticals Inc.	119,918	721
*,1	ATAI Life Sciences NV	412,164	647
*	Amylyx Pharmaceuticals Inc.	148,914	256
*	Aclaris Therapeutics Inc.	227,884	235
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $2,304)	219,844	214
*	Cara Therapeutics Inc.	166,455	108
*,2	Chinook Therapeutics Inc. CVR	784	—
			5,903,626
Total Common Stocks (Cost $16,311,917)			20,290,511
Warrants (0.0%)
*	Geron Corp. Exp. 12/31/25	152,449	162
*	Advaxis Inc. Exp. 9/11/24	7,710	—
Total Warrants (Cost $—)			162
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4,5]	Vanguard Market Liquidity Fund, 5.397% (Cost $65,045)	650,608	65,054
Total Investments (100.2%) (Cost $16,376,962)			20,355,727
Other Assets and Liabilities—Net (-0.2%)			(34,812)
Net Assets (100.0%)			20,320,915
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,297,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $214,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $27,925,000 was received for securities on loan.
CVR—Contingent Value Rights.

Vanguard® Health Care Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Avantor Inc.	8/29/25	BANA	3,901	(5.326)	—	(10)
Globus Medical Inc. Class A	8/30/24	BANA	6,711	(5.326)	—	(13)
Johnson & Johnson	1/31/25	GSI	15,267	(5.324)	—	(625)
Sarepta Therapeutics Inc.	8/30/24	BANA	8,441	(5.326)	—	(22)
					—	(670)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At May 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,432,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Health Care Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,285,828	214	4,469	20,290,511
Warrants	162	—	—	162
Temporary Cash Investments	65,054	—	—	65,054
Total	20,351,044	214	4,469	20,355,727
Derivative Financial Instruments
Liabilities
Swap Contracts	—	670	—	670